Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we
are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. The following table sets forth information regarding compensation for our principal executive officer and average compensation related to our other named executive officers versus our Company performance for the past three years.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (2)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2,3)	`Total Shareholder Return ($) (4)	Peer Group Total Shareholder Return ($) (4)	Net Income ($) (5)	Adjusted EBITDA ($) (5)
2022	10,372,331	15,942,192	3,319,272	4,141,054	177.86	125.91	1,182,701,000	1,999,329,000
2021	11,810,704	15,494,036	3,186,456	4,128,860	140.24	190.36	898,790,000	1,681,515,000
2020	8,523,608	6,337,923	2,215,555	1,653,862	97.81	171.86	163,395,000	1,377,723,000

(1)
The dollar amounts reported in the column reflect the amounts of total compensation reported for Mr. Donahue for each corresponding year in the “Total” column of the Summary Compensation Table. Mr. Donahue was our principal executive officer for the years ended 2020, 2021 and 2022.

(2)
The dollar amounts reported in the column reflect the average amounts of total compensation reported for our non-PEO
NEOs for each corresponding year in the “Total” column of the Summary Compensation Table. In 2022, our other named executive officers included William Stengel, President, Bert Nappier, Executive Vice President and Chief Financial Officer, Carol Yancey, (Former) Executive Vice President and Chief Financial Officer, Kevin Herron President of the U.S. Automotive Group, and Randall Breaux, President of Motion Industries. Carol Yancey retired as Executive Vice President and Chief Financial Officer effective May 2, 2022. Bert Nappier joined the Company in February 2022 and became Executive Vice President and Chief Financial Officer effective May 2, 2022. In 2021, our other named executive officers included William Stengel, President, Carol Yancey, Executive Vice President and Chief Financial Officer, Kevin Herron President of the U.S. Automotive Group, and Randall Breaux, President of Motion Industries. In 2020, our other named executive officers included Carol Yancey, Executive Vice President and Chief Financial Officer, James Neill, Executive Vice President of Human Resources, Kevin Herron President of the U.S. Automotive Group, and Randall Breaux, President of Motion Industries.

Additional Information Regarding Executive Compensation

(3)
Amounts are calculated in accordance with Item 402(v) and do not reflect actual amounts of compensation paid to the PEO and other
Non-PEO
NEOs. See table below for detail of amounts deducted and added to the Summary Compensation Table figure to calculate compensation actually paid.

	2022		2021		2020
	PEO($)	Average of Non- PEO NEOs($)	PEO($)	Average of Non- PEO NEOs($)	PEO($)	Average of Non- PEO NEOs($)
Total Compensation as reported on Summary Compensation Table	10,372,331	3,319,272	11,810,704	3,186,456	8,523,608	2,215,555
Pension values reported in Summary Compensation Table	—	49,848	1,836,853	227,019	2,710,577	727,020
Fair value of stock awards reported in Summary Compensation Table	6,000,061	1,629,992	5,600,018	1,274,982	2,999,937	591,228
Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	—	75,040	119,764	86,731	169,345	114,992
Fair value of equity compensation granted in current year — value at year-end	8,011,348	2,227,905	6,196,847	1,410,865	4,230,834	833,814
Dividends paid on unvested shares/share units	—	—	—	—	—	—
Change in fair value from end of prior fiscal to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	3,906,218	672,626	4,030,406	806,432	(417,368)	(88,503)
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(347,644)	(47,382)	773,186	140,377	(457,982)	(103,748)
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	(426,567)	—	—	—	—
Compensation Actually Paid	15,942,192	4,141,054	15,494,036	4,128,860	6,337,923	1,653,862

(4)
Total shareholder return assumes that $100 was invested on the measurement date in Genuine Parts Company common stock and the peer group as set forth below. The measurement date is established by the market close on the last trading day before the beginning of the Company’s third preceding fiscal year. This shareholder return assumes reinvestment of all dividends. The peer group reflects the peer group composite index used in the Stock Performance Graph included in our Annual Report. In constructing this peer group, the Company used the shareholder returns of various publicly held companies (weighted in accordance with each company’s stock market capitalization and including reinvestment of dividends) that compete with the Company in its two industry segments: automotive parts and industrial parts (each group of companies included in the peer group as competing with the Company in a separate industry segment). Included in the automotive parts peer group are those companies making up the Dow Jones U.S. Auto Parts Index (the Company is a member of such industry group, and its individual shareholder return was included when calculating the peer group results). Included in the industrial parts peer group are Applied Industrial Technologies, Inc., Fastenal Company, and W.W. Grainger, Inc. In determining the total peer group, each industry segment was weighted to reflect the Company’s annual net sales in each industry segment.

(5)	Dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(6)
The Company has determined that adjusted EBITDA from continuing operations is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s named executive officers for the most recently completed fiscal year.

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	The dollar amounts reported in the column reflect the amounts of total compensation reported for Mr. Donahue for each corresponding year in the “Total” column of the Summary Compensation Table. Mr. Donahue was our principal executive officer for the years ended 2020, 2021 and 2022.
Peer Group Issuers, Footnote [Text Block]	Included in the automotive parts peer group are those companies making up the Dow Jones U.S. Auto Parts Index (the Company is a member of such industry group, and its individual shareholder return was included when calculating the peer group results). Included in the industrial parts peer group are Applied Industrial Technologies, Inc., Fastenal Company, and W.W. Grainger, Inc. In determining the total peer group, each industry segment was weighted to reflect the Company’s annual net sales in each industry segment.
PEO Total Compensation Amount	$ 10,372,331	$ 11,810,704	$ 8,523,608
PEO Actually Paid Compensation Amount	$ 15,942,192	15,494,036	6,337,923
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
Amounts are calculated in accordance with Item 402(v) and do not reflect actual amounts of compensation paid to the PEO and other
Non-PEO
NEOs. See table below for detail of amounts deducted and added to the Summary Compensation Table figure to calculate compensation actually paid.

	2022		2021		2020
	PEO($)	Average of Non- PEO NEOs($)	PEO($)	Average of Non- PEO NEOs($)	PEO($)	Average of Non- PEO NEOs($)
Total Compensation as reported on Summary Compensation Table	10,372,331	3,319,272	11,810,704	3,186,456	8,523,608	2,215,555
Pension values reported in Summary Compensation Table	—	49,848	1,836,853	227,019	2,710,577	727,020
Fair value of stock awards reported in Summary Compensation Table	6,000,061	1,629,992	5,600,018	1,274,982	2,999,937	591,228
Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	—	75,040	119,764	86,731	169,345	114,992
Fair value of equity compensation granted in current year — value at year-end	8,011,348	2,227,905	6,196,847	1,410,865	4,230,834	833,814
Dividends paid on unvested shares/share units	—	—	—	—	—	—
Change in fair value from end of prior fiscal to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	3,906,218	672,626	4,030,406	806,432	(417,368)	(88,503)
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(347,644)	(47,382)	773,186	140,377	(457,982)	(103,748)
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	(426,567)	—	—	—	—
Compensation Actually Paid	15,942,192	4,141,054	15,494,036	4,128,860	6,337,923	1,653,862

Non-PEO NEO Average Total Compensation Amount	$ 3,319,272	3,186,456	2,215,555
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,141,054	4,128,860	1,653,862
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
Amounts are calculated in accordance with Item 402(v) and do not reflect actual amounts of compensation paid to the PEO and other
Non-PEO
NEOs. See table below for detail of amounts deducted and added to the Summary Compensation Table figure to calculate compensation actually paid.

	2022		2021		2020
	PEO($)	Average of Non- PEO NEOs($)	PEO($)	Average of Non- PEO NEOs($)	PEO($)	Average of Non- PEO NEOs($)
Total Compensation as reported on Summary Compensation Table	10,372,331	3,319,272	11,810,704	3,186,456	8,523,608	2,215,555
Pension values reported in Summary Compensation Table	—	49,848	1,836,853	227,019	2,710,577	727,020
Fair value of stock awards reported in Summary Compensation Table	6,000,061	1,629,992	5,600,018	1,274,982	2,999,937	591,228
Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	—	75,040	119,764	86,731	169,345	114,992
Fair value of equity compensation granted in current year — value at year-end	8,011,348	2,227,905	6,196,847	1,410,865	4,230,834	833,814
Dividends paid on unvested shares/share units	—	—	—	—	—	—
Change in fair value from end of prior fiscal to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	3,906,218	672,626	4,030,406	806,432	(417,368)	(88,503)
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(347,644)	(47,382)	773,186	140,377	(457,982)	(103,748)
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	(426,567)	—	—	—	—
Compensation Actually Paid	15,942,192	4,141,054	15,494,036	4,128,860	6,337,923	1,653,862

Equity Valuation Assumption Difference, Footnote [Text Block]	Total shareholder return assumes that $100 was invested on the measurement date in Genuine Parts Company common stock and the peer group as set forth below. The measurement date is established by the market close on the last trading day before the beginning of the Company’s third preceding fiscal year. This shareholder return assumes reinvestment of all dividends.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Cumulative Total Share Return
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Donahue and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Donahue) is generally aligned with the Company’s cumulative TSR and the cumulative TSR of our peer group. The alignment of compensation actually paid with the Company’s cumulative TSR and the cumulative TSR of our peer group over the period presented is because a significant portion of the compensation actually paid to Mr. Donahue and to the other NEOs is comprised of equity awards. For more information regarding the Company’s performance refer to “Executive Compensation — Compensation Discussion and Analysis.”

Compensation Actually Paid vs. Net Income [Text Block]
C
ompensation Actually Paid and Net Income
As demonstrated by the following table, the amount of compensation actually paid to Mr. Donahue and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Donahue) is generally aligned with the Company’s net income over the three years presented in the table. While the Company does not use net income as a performance measure in the overall executive compensation program, the measure of net income is correlated with the measure Adjusted EBITDA, which the company does use for when setting goals in the Company’s short-term incentive compensation program and the performance-based RSUs that are awarded to the NEOs.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Adjusted EBITDA
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Donahue and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Donahue) is generally aligned with the Company’s Adjusted EBITDA over the three years presented in the table. While the Company uses numerous financial and non-financial
performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA from continuing operations is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to Company performance. The Company utilizes Adjusted EBITDA when setting goals in the Company’s short-term incentive compensation program, as well as for setting goals for the performance-based RSUs that are awarded to the NEOs.

Tabular List [Table Text Block]
The most important financial performance measures used to link compensation actually paid to the Company’s named executive officers with the Company’s performance for 2022 are as follows:

•	Adjusted EBITDA from continuing operations

•	Total Shareholder Return

•	Net Sales

•	Working Capital

Total Shareholder Return Amount	$ 177.86	140.24	97.81
Peer Group Total Shareholder Return Amount	125.91	190.36	171.86
Net Income (Loss)	$ 1,182,701,000	$ 898,790,000	$ 163,395,000
Company Selected Measure Amount	1,999,329,000	1,681,515,000	1,377,723,000
PEO Name	Mr. Donahue
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA from continuing operations
Non-GAAP Measure Description [Text Block]	The Company has determined that adjusted EBITDA from continuing operations is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s named executive officers for the most recently completed fiscal year.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Working Capital
PEO [Member] | Pension values reported in Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 1,836,853	$ 2,710,577
PEO [Member] | Fair value of stock awards reported in Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,000,061	5,600,018	2,999,937
PEO [Member] | Pension value attributable to current years service and any change in pension value attributable to plan amendments made in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	119,764	169,345
PEO [Member] | Fair value of equity compensation granted in current year value at yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,011,348	6,196,847	4,230,834
PEO [Member] | Dividends paid on unvested sharesshare units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in fair value from end of prior fiscal to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,906,218	4,030,406	(417,368)
PEO [Member] | Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(347,644)	773,186	(457,982)
PEO [Member] | Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Pension values reported in Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	49,848	227,019	727,020
Non-PEO NEO [Member] | Fair value of stock awards reported in Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,629,992	1,274,982	591,228
Non-PEO NEO [Member] | Pension value attributable to current years service and any change in pension value attributable to plan amendments made in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	75,040	86,731	114,992
Non-PEO NEO [Member] | Fair value of equity compensation granted in current year value at yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,227,905	1,410,865	833,814
Non-PEO NEO [Member] | Dividends paid on unvested sharesshare units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in fair value from end of prior fiscal to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	672,626	806,432	(88,503)
Non-PEO NEO [Member] | Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(47,382)	140,377	(103,748)
Non-PEO NEO [Member] | Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (426,567)	$ 0	$ 0